Investment Strategy	Jul. 29, 2026
SEI QiM U.S. Large Cap Quality Active ETF | SEI QiM U.S. Large Cap Quality Active ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity and equity-related securities (such as convertible bonds, convertible preferred stock, depositary receipts, warrants and rights) issued by large U.S. companies.

The Fund seeks to provide long-term capital appreciation by investing primarily in U.S. common stocks with superior quality, as determined by SIMC. Quality investing is a long-term buy and hold strategy that is based on acquiring stocks with superior and stable profitability, often exhibiting high barriers of entry. SIMC uses a quantitative-based, active stock selection investment strategy combined with portfolio optimization to construct the Fund's portfolio. SIMC's quantitative model evaluates all of the securities in the investment universe of U.S. large-capitalization stocks based on various quality, profitability and risk factors, which may include various sales-based profitability ratios such as profit margins, and investment-based metrics, such as return on assets. SIMC may also evaluate balance sheet quality (such as leverage) and accounting quality (such as accruals). The optimization process seeks to build a portfolio with high primary exposure to equity securities of superior quality, while concurrently managing secondary exposures to other factors, including momentum, value and low volatility, in tandem with certain investment restrictions.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to provide long-term capital appreciation by investing primarily in U.S. common stocks with superior quality, as determined by SIMC. Quality investing is a long-term buy and hold strategy that is based on acquiring stocks with superior and stable profitability, often exhibiting high barriers of entry.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	SIMC uses a quantitative-based, active stock selection investment strategy combined with portfolio optimization to construct the Fund's portfolio. SIMC's quantitative model evaluates all of the securities in the investment universe of U.S. large-capitalization stocks based on various quality, profitability and risk factors, which may include various sales-based profitability ratios such as profit margins, and investment-based metrics, such as return on assets. SIMC may also evaluate balance sheet quality (such as leverage) and accounting quality (such as accruals). The optimization process seeks to build a portfolio with high primary exposure to equity securities of superior quality, while concurrently managing secondary exposures to other factors, including momentum, value and low volatility, in tandem with certain investment restrictions.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity and equity-related securities (such as convertible bonds, convertible preferred stock, depositary receipts, warrants and rights) issued by large U.S. companies.
SEI QiM U.S. Large Cap Momentum Active ETF | SEI QiM U.S. Large Cap Momentum Active ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity and equity-related securities (such as convertible bonds, convertible preferred stock, depositary receipts, warrants and rights) issued by large U.S. companies.

The Fund seeks to provide long-term capital appreciation by investing primarily in U.S. common stocks exhibiting relatively strong recent performance (also known as momentum) as determined by SIMC. Momentum investing is a trend-following investment strategy that is based on acquiring assets with recent improvement in their price, earnings or other relevant fundamentals. SIMC uses a quantitative-based, active stock selection investment strategy combined with portfolio optimization to construct the Fund's portfolio. SIMC's quantitative model and rules-based screening process evaluates all of the securities in the investment universe of U.S. large-capitalization stocks based on various factors, which may include share price performance over various time periods, earnings and profitability trends, unanticipated financial results, and changes to analyst outlooks. The optimization process seeks to build a portfolio with high primary exposure to equity securities of superior momentum, while concurrently managing secondary exposures to other factors, including value, quality and low volatility, in tandem with certain investment restrictions.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to provide long-term capital appreciation by investing primarily in U.S. common stocks exhibiting relatively strong recent performance (also known as momentum) as determined by SIMC. Momentum investing is a trend-following investment strategy that is based on acquiring assets with recent improvement in their price, earnings or other relevant fundamentals.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	SIMC uses a quantitative-based, active stock selection investment strategy combined with portfolio optimization to construct the Fund's portfolio. SIMC's quantitative model and rules-based screening process evaluates all of the securities in the investment universe of U.S. large-capitalization stocks based on various factors, which may include share price performance over various time periods, earnings and profitability trends, unanticipated financial results, and changes to analyst outlooks. The optimization process seeks to build a portfolio with high primary exposure to equity securities of superior momentum, while concurrently managing secondary exposures to other factors, including value, quality and low volatility, in tandem with certain investment restrictions.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity and equity-related securities (such as convertible bonds, convertible preferred stock, depositary receipts, warrants and rights) issued by large U.S. companies.
SEI QiM U.S. Large Cap Value Active ETF | SEI QiM U.S. Large Cap Value Active ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity and equity-related securities (such as convertible bonds, convertible preferred stock, depositary receipts, warrants and rights) issued by large U.S. companies.

The Fund seeks to provide long-term capital appreciation by investing primarily in U.S. common stocks with lower prices relative to fundamental valuation characteristics, as determined by SIMC. Value investing is an investment strategy that seeks to acquire securities that are underpriced compared to market and sector averages, with the expectation that the price of such securities or the earnings from such securities will, over time, revert to such securities' average valuations. SIMC uses a quantitative-based, active stock selection investment strategy to construct the Fund's portfolio. SIMC's quantitative model and rules-based screening process evaluates all of the securities in the investment universe of U.S. large-capitalization stocks based on various factors, which may include earnings, cash flow, sales, and asset-based valuation characteristics, such as price-to-earnings ratio or price-to-cash flows. The optimization process seeks to build a portfolio with high primary exposure to equity securities of superior value, while concurrently managing secondary exposures to other factors, including momentum, quality and low volatility, in tandem with certain investment restrictions.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to provide long-term capital appreciation by investing primarily in U.S. common stocks with lower prices relative to fundamental valuation characteristics, as determined by SIMC. Value investing is an investment strategy that seeks to acquire securities that are underpriced compared to market and sector averages, with the expectation that the price of such securities or the earnings from such securities will, over time, revert to such securities' average valuations.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	SIMC uses a quantitative-based, active stock selection investment strategy to construct the Fund's portfolio. SIMC's quantitative model and rules-based screening process evaluates all of the securities in the investment universe of U.S. large-capitalization stocks based on various factors, which may include earnings, cash flow, sales, and asset-based valuation characteristics, such as price-to-earnings ratio or price-to-cash flows. The optimization process seeks to build a portfolio with high primary exposure to equity securities of superior value, while concurrently managing secondary exposures to other factors, including momentum, quality and low volatility, in tandem with certain investment restrictions.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity and equity-related securities (such as convertible bonds, convertible preferred stock, depositary receipts, warrants and rights) issued by large U.S. companies.
SEI QiM U.S. Large Cap Low Volatility Active ETF | SEI QiM U.S. Large Cap Low Volatility Active ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity and equity-related securities (such as convertible bonds, convertible preferred stock, depositary receipts, warrants and rights) issued by large U.S. companies.

The Fund seeks to provide long-term capital appreciation by investing primarily in U.S. common stocks, while aiming to experience lower volatility compared to the broad U.S. large cap equity market. SIMC uses a quantitative-based, active stock selection investment process to construct the Fund's portfolio, utilizing a combination of factor scoring model, risk model and optimization. The factor scoring model evaluates all of the securities in the investment universe of U.S. large-capitalization stocks based on measures of Value, Momentum, Quality and Low Volatility factor families. Each of the factor families is described in further detail in the "More Information About the Funds — Factors" section. The risk model predicts common factor and stock specific risks. The optimization process constructs a portfolio based on the desired exposure to certain factor characteristics and certain other investment restrictions, as weighed against the objective to achieve lower volatility than the broad U.S. large cap equity market.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to provide long-term capital appreciation by investing primarily in U.S. common stocks, while aiming to experience lower volatility compared to the broad U.S. large cap equity market.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	SIMC uses a quantitative-based, active stock selection investment process to construct the Fund's portfolio, utilizing a combination of factor scoring model, risk model and optimization. The factor scoring model evaluates all of the securities in the investment universe of U.S. large-capitalization stocks based on measures of Value, Momentum, Quality and Low Volatility factor families. Each of the factor families is described in further detail in the "More Information About the Funds — Factors" section. The risk model predicts common factor and stock specific risks. The optimization process constructs a portfolio based on the desired exposure to certain factor characteristics and certain other investment restrictions, as weighed against the objective to achieve lower volatility than the broad U.S. large cap equity market.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity and equity-related securities (such as convertible bonds, convertible preferred stock, depositary receipts, warrants and rights) issued by large U.S. companies.
SEI QiM U.S. Equity Factor Allocation Active ETF | SEI QIM U.S. Equity Factor Allocation Active ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity and equity-related securities of U.S. companies of all capitalization ranges. The Fund's investments in equity and equity-related securities may include common stock and preferred stock, structured notes and convertible bonds, and to a lesser extent, American Depositary Receipts (ADRs) and interests in U.S. real estate investment trusts (REITs).

The Fund seeks to provide long-term growth of capital and income by investing in U.S. equity securities that SEI Investments Management Corporation (SIMC or the Adviser) believes exhibit above-average profitability and earnings momentum while trading at a discount to their fair valuation. SIMC uses a quantitative-based, active stock selection investment strategy combined with portfolio optimization to construct the Fund's portfolio. SIMC's quantitative model evaluates all of the securities in the investment universe of U.S. issuers based on certain characteristics (Factors) that are determined by the Adviser and are grouped into families of Value, Momentum, Quality and Low Volatility. Each of these factor families are described in further detail in the "More Information About the Fund — Factors" section. The Adviser uses its own judgment and systems to assess which Factors to use and what portion of the Fund's assets should be invested in each security identified. Based on perceived market opportunities, the Adviser may allocate the Fund's assets to tilt in favor of one or more Factors. The Adviser may add, remove or modify certain Factors in its model based on investment research or in response to changes in market conditions.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund's investments in equity and equity-related securities may include common stock and preferred stock, structured notes and convertible bonds, and to a lesser extent, American Depositary Receipts (ADRs) and interests in U.S. real estate investment trusts (REITs).The Fund seeks to provide long-term growth of capital and income by investing in U.S. equity securities that SEI Investments Management Corporation (SIMC or the Adviser) believes exhibit above-average profitability and earnings momentum while trading at a discount to their fair valuation.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	SIMC uses a quantitative-based, active stock selection investment strategy combined with portfolio optimization to construct the Fund's portfolio. SIMC's quantitative model evaluates all of the securities in the investment universe of U.S. issuers based on certain characteristics (Factors) that are determined by the Adviser and are grouped into families of Value, Momentum, Quality and Low Volatility. Each of these factor families are described in further detail in the "More Information About the Fund — Factors" section. The Adviser uses its own judgment and systems to assess which Factors to use and what portion of the Fund's assets should be invested in each security identified. Based on perceived market opportunities, the Adviser may allocate the Fund's assets to tilt in favor of one or more Factors. The Adviser may add, remove or modify certain Factors in its model based on investment research or in response to changes in market conditions.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity and equity-related securities of U.S. companies of all capitalization ranges. The Fund's investments in equity and equity-related securities may include common stock and preferred stock, structured notes and convertible bonds, and to a lesser extent, American Depositary Receipts (ADRs) and interests in U.S. real estate investment trusts (REITs).
SEI Select Small Cap ETF | SEI Select Small Cap ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the SEI Select Small Cap ETF (the Fund) will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small companies. For purposes of this Fund, a small company is a company with a market capitalization in the range of companies in the Russell 2000 Index (between $50.89 million and $13.80 billion as of June 30, 2026) (the Index), as determined at the time of purchase. The market capitalization range and the composition of the Index are subject to change, and the Fund is not limited to investing only in companies within the Index. The Fund may also invest in securities of mid capitalization companies, which will not be considered "small companies" to the extent they fall outside the market capitalization range of the Index for purposes of the Fund's 80% policy.

The Fund will utilize an integrated management approach where SEI Investments Management Corporation (SIMC or the Adviser) will combine its own proprietary quantitative-based, active stock portfolio, with model portfolios from one or more Sub-Advisers to construct the Fund's portfolio.

SIMC's quantitative model evaluates all of the securities in the investment universe of small capitalization issuers based on certain characteristics (Factors) that are determined by the Adviser, such as Value, Momentum, Quality and Low Volatility. Each of these factor families are described in further detail in the "More Information About the Funds — Factors" section. The Adviser uses its own judgment and model-based systems to assess which Factors to use and to determine what portion of the Fund's assets should be invested in each security identified. However, based on perceived market opportunities, the Adviser may reallocate the Fund's assets to tilt in favor of one or more Factors. The Adviser may add, remove or modify certain Factors in its model based on investment research or in response to changes in market conditions.

SIMC will select Sub-Advisers who on an ongoing basis provide a model portfolio composed of the Sub-Adviser's recommendations as to the securities to be purchased, sold or retained by the Fund (the Sub-Adviser's securities list). Taking into account the investment objective of the Fund, SIMC may incorporate the recommendations contained in the Sub-Adviser's securities list, in whole or in part, when it trades securities within the Fund in the aggregate. Securities recommended or suggested for purchase within the Sub-Adviser's securities list are assessed by SIMC and considered alongside securities identified by SIMC for purchase or sale in the Fund. SIMC will determine the constituents and weightings of securities held by the Fund and the securities held within the Fund may not have the same weightings of securities as those contained within the Sub-Adviser's securities list as SIMC may choose, whether substantially or entirely to disregard the Sub-Adviser's securities list when implementing trades in aggregate within the Fund. The Adviser may adjust the securities in the Fund to implement its forward-looking views regarding various portfolio characteristics, or for risk management purposes.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of this Fund, a small company is a company with a market capitalization in the range of companies in the Russell 2000 Index (between $50.89 million and $13.80 billion as of June 30, 2026) (the Index), as determined at the time of purchase. The market capitalization range and the composition of the Index are subject to change, and the Fund is not limited to investing only in companies within the Index. The Fund may also invest in securities of mid capitalization companies, which will not be considered "small companies" to the extent they fall outside the market capitalization range of the Index for purposes of the Fund's 80% policy.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	SIMC's quantitative model evaluates all of the securities in the investment universe of small capitalization issuers based on certain characteristics (Factors) that are determined by the Adviser, such as Value, Momentum, Quality and Low Volatility. Each of these factor families are described in further detail in the "More Information About the Funds — Factors" section. The Adviser uses its own judgment and model-based systems to assess which Factors to use and to determine what portion of the Fund's assets should be invested in each security identified. However, based on perceived market opportunities, the Adviser may reallocate the Fund's assets to tilt in favor of one or more Factors. The Adviser may add, remove or modify certain Factors in its model based on investment research or in response to changes in market conditions.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the SEI Select Small Cap ETF (the Fund) will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small companies. For purposes of this Fund, a small company is a company with a market capitalization in the range of companies in the Russell 2000 Index (between $50.89 million and $13.80 billion as of June 30, 2026) (the Index), as determined at the time of purchase. The Fund may also invest in securities of mid capitalization companies, which will not be considered "small companies" to the extent they fall outside the market capitalization range of the Index for purposes of the Fund's 80% policy.
SEI Select International Equity ETF | SEI Select International Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the SEI Select International Equity ETF (the Fund) will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities.

Equity securities may include common stocks, participation notes and depositary receipts. The Fund will invest primarily in equity securities of issuers of all capitalization ranges that are located in at least three countries other than the U.S. It is expected that at least 40% of the Fund's assets will be invested outside the U.S. The Fund will invest primarily in companies located in developed countries, but may also invest in companies located in emerging markets.

The Fund will utilize an integrated management approach where SEI Investments Management Corporation (SIMC or the Adviser) will combine its own proprietary quantitative-based, active stock portfolio, with model portfolios from one or more Sub-Advisers to construct the Fund's portfolio.

SIMC's quantitative model evaluates all of the securities in the investment universe of international issuers based on certain characteristics (Factors) that are determined by the Adviser, such as Value, Momentum, Quality and Low Volatility. Each of these factor families are described in further detail in the "More Information About the Funds — Factors" section. The Adviser uses its own judgment and model-based systems to assess which Factors to use and to determine what portion of the Fund's assets should be invested in each security identified. However, based on perceived market opportunities, the Adviser may reallocate the Fund's assets to tilt in favor of one or more Factors. The Adviser may add, remove or modify certain Factors in its model based on investment research or in response to changes in market conditions.

SIMC will select Sub-Advisers who on an ongoing basis provide a model portfolio composed of the Sub-Adviser's recommendations as to the securities to be purchased, sold or retained by the Fund (the Sub-Adviser's securities list). Taking into account the investment objective of the Fund, SIMC may incorporate the recommendations contained in the Sub-Adviser's securities list, in whole or in part, when it trades securities within the Fund in the aggregate. Securities recommended or suggested for purchase within the Sub-Adviser's securities list are assessed by SIMC and considered alongside securities identified by SIMC for purchase or sale in the Fund. SIMC will determine the constituents and weightings of securities held by the Fund and the securities held within the Fund may not have the same weightings of securities as those contained within the Sub-Adviser's securities list as SIMC may choose, whether substantially or entirely to disregard the Sub-Adviser's securities list when implementing trades in aggregate within the Fund. The Adviser may adjust the securities in the Fund to implement its forward-looking views regarding various portfolio characteristics, or for risk management purposes.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the SEI Select International Equity ETF (the Fund) will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities.Equity securities may include common stocks, participation notes and depositary receipts.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	SIMC's quantitative model evaluates all of the securities in the investment universe of international issuers based on certain characteristics (Factors) that are determined by the Adviser, such as Value, Momentum, Quality and Low Volatility. Each of these factor families are described in further detail in the "More Information About the Funds — Factors" section. The Adviser uses its own judgment and model-based systems to assess which Factors to use and to determine what portion of the Fund's assets should be invested in each security identified. However, based on perceived market opportunities, the Adviser may reallocate the Fund's assets to tilt in favor of one or more Factors. The Adviser may add, remove or modify certain Factors in its model based on investment research or in response to changes in market conditions.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the SEI Select International Equity ETF (the Fund) will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities.Equity securities may include common stocks, participation notes and depositary receipts.
SEI Select Emerging Markets Equity ETF | SEI Select Emerging Markets Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the SEI Select Emerging Markets Equity ETF (the Fund) will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of emerging market issuers.

Equity securities include common stocks, participation notes and depositary receipts of all capitalization ranges. The Fund normally maintains investments in at least six emerging market countries, however, it may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. Due to the size of its economy relative to other emerging market countries, it is expected that China will generally constitute a significant exposure in the Fund. Investments in China may include depositary receipts, variable interest entities (VIEs) and shares in mainland China-based companies that trade on Chinese stock exchanges such as the Shanghai Stock Exchange and the Shenzhen Stock Exchange (China A-Shares) through the Shanghai-Hong Kong Stock Connect program and Shenzhen-Hong Kong Stock Connect program (collectively, Stock Connect). Emerging market countries are those countries that are: (i) characterized as developing or emerging by any of the World Bank, the United Nations, the International Finance Corporation, or the European Bank for Reconstruction and Development; (ii) included in an emerging markets index by a recognized index provider; or (iii) countries with similar developing frontier or emerging characteristics as countries classified as emerging market countries pursuant to sub-paragraph (i) and (ii) above, in each case determined at the time of purchase.

The Fund will utilize an integrated management approach where SEI Investments Management Corporation (SIMC or the Adviser) will combine its own proprietary quantitative-based, active stock portfolio, with model portfolios from one or more Sub-Advisers to construct the Fund's portfolio.

SIMC's quantitative model evaluates all of the securities in the investment universe of emerging market issuers based on certain characteristics (Factors) that are determined by the Adviser, such as Value, Momentum, Quality and Low Volatility. Each of these factor families are described in further detail in the "More Information About the Funds — Factors" section. The Adviser uses its own judgment and model-based systems to assess which Factors to use and to determine what portion of the Fund's assets should be invested in each security identified. However, based on perceived market opportunities, the Adviser may reallocate the Fund's assets to tilt in favor of one or more Factors. The Adviser may add, remove or modify certain Factors in its model based on investment research or in response to changes in market conditions.

SIMC will select Sub-Advisers who on an ongoing basis provide a model portfolio composed of the Sub-Adviser's recommendations as to the securities to be purchased, sold or retained by the Fund (the Sub-Adviser's securities list). Taking into account the investment objective of the Fund, SIMC may incorporate the recommendations contained in the Sub-Adviser's securities list, in whole or in part, when it trades securities within the Fund in the aggregate. Securities recommended or suggested for purchase within the Sub-Adviser's securities list are assessed by SIMC and considered alongside securities identified by SIMC for purchase or sale in the Fund. SIMC will determine the constituents and weightings of securities held by the Fund and the securities held within the Fund may not have the same weightings of securities as those contained within the Sub-Adviser's securities list as SIMC may choose, whether substantially or entirely to disregard the Sub-Adviser's securities list when implementing trades in aggregate within the Fund. The Adviser may adjust the securities in the

Fund to implement its forward-looking views regarding various portfolio characteristics, or for risk management purposes.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the SEI Select Emerging Markets Equity ETF (the Fund) will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of emerging market issuers. Equity securities include common stocks, participation notes and depositary receipts of all capitalization ranges. Emerging market countries are those countries that are: (i) characterized as developing or emerging by any of the World Bank, the United Nations, the International Finance Corporation, or the European Bank for Reconstruction and Development; (ii) included in an emerging markets index by a recognized index provider; or (iii) countries with similar developing frontier or emerging characteristics as countries classified as emerging market countries pursuant to sub-paragraph (i) and (ii) above, in each case determined at the time of purchase.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	SIMC's quantitative model evaluates all of the securities in the investment universe of emerging market issuers based on certain characteristics (Factors) that are determined by the Adviser, such as Value, Momentum, Quality and Low Volatility. Each of these factor families are described in further detail in the "More Information About the Funds — Factors" section. The Adviser uses its own judgment and model-based systems to assess which Factors to use and to determine what portion of the Fund's assets should be invested in each security identified. However, based on perceived market opportunities, the Adviser may reallocate the Fund's assets to tilt in favor of one or more Factors. The Adviser may add, remove or modify certain Factors in its model based on investment research or in response to changes in market conditions.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the SEI Select Emerging Markets Equity ETF (the Fund) will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of emerging market issuers.Equity securities include common stocks, participation notes and depositary receipts of all capitalization ranges.
SEI DBi Multi-Strategy Alternative ETF | SEI DBi Multi-Strategy Alternative ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund will take long and short positions in investments that provide broad exposure to the global equity, fixed income and currency markets. The Fund will invest primarily in exchange-traded derivative instruments, including futures, options, and swaps, but to a lesser extent may invest in derivative instruments that are traded over-the-counter, such as forwards. The Fund primarily will hold cash and/or invest in money market instruments to collateralize its derivative positions. Additionally, the Fund will invest from time-to-time in shares of exchange-traded funds (ETFs), such as U.S. or non-U.S. corporate bond ETFs.

The Fund seeks to achieve returns similar to the total return (before taking into account the Fund's fees and expenses) of a model portfolio of alternative investment strategies, which primarily consists of hedge funds (the "Composite") calculated by the investment sub-adviser (the "Sub-Adviser"), at the direction of SEI Investments Management Corporation ("SIMC" or the "Adviser").

The Composite consists of two components (each a "sleeve"): a multi-strategy sleeve and a managed futures sleeve, each discussed below.

Multi-Strategy Sleeve. The multi-strategy sleeve consists of the average total return of the 50 largest hedge funds (excluding managed futures funds), equally weighted. The list of hedge funds is determined by the monthly reporting of assets under management to the Eurekahedge database, which is reconstituted annually. This sleeve will include exposure to a cross-section of alternative investment strategies, including, but not limited to, equity long/short, global macro, event driven, and relative value strategies. SIMC, in connection with its management of the overall strategy to achieve returns similar to the total return of the Composite and thus the return of the overall hedge fund market, may instruct the Sub-Adviser at any time to discontinue the use of any of these strategies or add one or more new strategies.

Managed Futures Sleeve. The managed futures sleeve is designed to reflect the total return of a selected pool of the largest commodity trading advisor fund managers, which are managers that use futures or forward contracts to achieve their investment objectives.

The Sub-Adviser generally expects to maintain an approximate 60/40 weighting between the multi-strategy sleeve and the managed futures sleeve, respectively, within the Composite, but the Adviser and/or Sub-Adviser may change the two sleeves' weighting in the Composite and therefore the Fund.

The Fund seeks to achieve returns similar to the total return of the Composite through a dynamic allocation of long and short investments among the global equity, fixed income and currency markets. The Sub-Adviser will use a quantitative model to estimate the market exposures that drive the aggregate returns of the Composite and will primarily invest in derivative instruments that it estimates will provide, in the aggregate, market exposure similar to that of the Composite. The Sub-Adviser may use various approaches to estimate market exposure, including an analysis of historical return information for the hedge funds within the Composite.

The Fund's investments will include futures, forwards, options, ETFs and securities index swaps that provide exposure to the returns of (i) the equity markets, including common stocks, preferred stocks, warrants, rights, depositary receipts, and real estate investment trusts (REITs), which may be from U.S. and non-U.S. issuers (including emerging market issuers) of various capitalizations and industries; (ii) the currency markets, through U.S. and non-U.S. issuers (including emerging markets issuers) or through exposure to currency futures; and

(iii) the fixed income markets, through U.S. and non-U.S. issuers (including emerging markets issuers) or through exposure to corporate and government fixed income securities, asset-backed securities, mortgage-backed securities (including commercial mortgage-backed securities and "to-be-announced" transactions), corporate bonds and debentures, commercial paper, money market instruments, money market funds, mortgage dollar rolls, obligations of supranational entities, zero coupon obligations and obligations to restructure outstanding debt of such issuers, which may be investment grade and non-investment grade debt (junk bonds), of any duration or maturity.

The Fund will not make any direct investments in hedge funds.

The amount of the Fund's assets that may be allocated to various strategies and among investments is expected to vary over time and may be adjusted over short periods of time.

There are no limitations on the minimum or maximum amount of the Fund's assets that may be allocated to investments representing exposure to any one of the global equity, fixed income and currency markets.

The Sub-Adviser may also consider other factors when allocating the Fund's assets, such as: (i) the Fund's obligations under its various derivative positions; (ii) portfolio rebalancing; (iii) redemption requests; (iv) yield management; (v) credit management; and (vi) volatility management.

The Fund uses a multi-manager approach, relying primarily on one or more Sub-Advisers under the general supervision of SIMC, the Fund's adviser.